Note 5 - Leases (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Balance Sheet Information Related to Operating Leases [Table Text Block]
	Fiscal 2024	Fiscal 2023
Finance lease – amortization of ROU asset	$106	$105
Finance lease – interest on lease liability	3	4
Operating lease expense	234	127
	$343	$236
	March 31, 2024	March 31, 2023	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$2,841	$1,270	Operating lease right-of-use asset
Finance lease right-of-use asset	404	430	Property, plant & equipment
Total right-of-use assets	$3,245	$1,700

Liabilities
Operating lease liability, current	$101	$101	Accrued expenses
Finance lease liability, current	54	107	Current portion of finance lease
Operating lease liability, non-current	2,782	1,168	Non-current lease liabilities
Finance lease liability, non-current	—	54	Non-current lease liabilities
Total lease liabilities	$2,937	$1,430

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
	Leases	Leases
Fiscal 2025	299	54
Fiscal 2026	303	—
Fiscal 2027	311	—
Fiscal 2028	319	—
Fiscal 2029 and beyond	5,043	—
Total undiscounted lease payments	$6,275	$54
Less: imputed interest	(3,392)	—
Present value of lease liability	$2,883	$54